Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 26, 2020
Registrant Name	dei_EntityRegistrantName	AIM ETF Products Trust
Central Index Key	dei_EntityCentralIndexKey	0001797318
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2020
Prospectus Date	rr_ProspectusDate	May 26, 2020